UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4526

Name of Registrant:	Vanguard Quantitative Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2007

Item 1:	Schedule of Investments

Vanguard Growth & Income Fund
Schedule of Investments
June 30, 2007

	Shares	Market Value ($000)

Common Stocks (99.5%)

Consumer Discretionary (11.6%)
* DIRECTV Group, Inc.	6,623,600	153,071
News Corp., Class A	4,976,500	105,552
* Big Lots Inc.	3,050,600	89,749
Omnicom Group Inc.	1,623,800	85,931
Sherwin-Williams Co.	1,243,400	82,649
* Kohl's Corp.	1,028,300	73,040
Mattel, Inc.	2,808,700	71,032
Yum! Brands, Inc.	2,021,600	66,147
Harley-Davidson, Inc.	971,800	57,929
J.C. Penney Co., Inc. (Holding Co.)	780,900	56,522
Lennar Corp. Class A	1,053,900	38,531
TJX Cos., Inc.	747,300	20,551
Time Warner, Inc.	710,700	14,953
Gannett Co., Inc.	179,900	9,886
Hasbro, Inc.	209,700	6,587
Tribune Co.	169,028	4,969

		937,099

Consumer Staples (9.6%)
The Procter & Gamble Co.	4,054,600	248,101
Walgreen Co.	3,466,500	150,931
Sysco Corp.	3,724,700	122,878
The Kroger Co.	2,656,300	74,722
PepsiCo, Inc.	911,100	59,085
UST, Inc.	648,300	34,820
Wal-Mart Stores, Inc.	640,000	30,790
Altria Group, Inc.	436,100	30,588
McCormick & Co., Inc.	652,300	24,905

		776,820

Energy (11.7%)
ExxonMobil Corp.	3,895,836	326,783
XTO Energy, Inc.	2,874,200	172,739
Valero Energy Corp.	1,981,300	146,339
Chevron Corp.	1,111,200	93,607
* National Oilwell Varco Inc.	704,000	73,385
Chesapeake Energy Corp.	1,772,100	61,315
Marathon Oil Corp.	933,600	55,979
ConocoPhillips Co.	159,519	12,522

		942,669

Financial (20.5%)
Bank of America Corp.	5,673,199	277,363
The Goldman Sachs Group, Inc.	904,800	196,115
Wachovia Corp.	3,637,350	186,414
Citigroup, Inc.	2,285,300	117,213
Lehman Brothers Holdings, Inc.	1,353,200	100,840
Wells Fargo & Co.	2,671,300	93,950
Boston Properties, Inc. REIT	814,300	83,164
ProLogis REIT	1,414,500	80,485
The Allstate Corp.	1,165,400	71,684
National City Corp.	2,031,000	67,673
JPMorgan Chase & Co.	1,187,300	57,525
Morgan Stanley	499,900	41,932
Ambac Financial Group, Inc.	454,900	39,663
Safeco Corp.	621,700	38,707
Cincinnati Financial Corp.	868,608	37,698
CIT Group Inc.	579,500	31,774
American International Group, Inc.	434,700	30,442
Merrill Lynch & Co., Inc.	350,200	29,270
MetLife, Inc.	407,200	26,256
The Chubb Corp.	329,400	17,834
AFLAC Inc.	273,100	14,037
Regions Financial Corp.	195,800	6,481
American Express Co.	59,800	3,658

		1,650,178

Health Care (11.1%)
Johnson & Johnson	4,159,500	256,308
Pfizer Inc.	7,003,727	179,085
* Zimmer Holdings, Inc.	1,826,600	155,060
AmerisourceBergen Corp.	1,703,900	84,292
Aetna Inc.	1,534,900	75,824
* Humana Inc.	495,400	30,175
* Forest Laboratories, Inc.	660,800	30,166
Stryker Corp.	414,300	26,138
Mylan Laboratories, Inc.	1,359,700	24,733
* Celgene Corp.	207,800	11,913
Schering-Plough Corp.	387,800	11,805
* Genzyme Corp.	154,200	9,930

		895,429

Industrials (11.2%)
General Electric Co.	8,795,600	336,696
Lockheed Martin Corp.	1,769,600	166,572
PACCAR, Inc.	1,267,200	110,297
Dover Corp.	1,361,800	69,656
Norfolk Southern Corp.	990,900	52,092
* Allied Waste Industries, Inc.	3,747,500	50,441
Avery Dennison Corp.	356,400	23,693
Northrop Grumman Corp.	302,800	23,579
Eaton Corp.	218,100	20,283
L-3 Communications Holdings, Inc.	202,400	19,712
Caterpillar, Inc.	246,700	19,317
Raytheon Co.	169,200	9,118

		901,456

Information Technology (14.9%)
International Business Machines Corp.	2,407,800	253,421
* Cisco Systems, Inc.	7,039,700	196,056
* Apple Computer, Inc.	1,241,700	151,537
* Oracle Corp.	6,678,200	131,627
Applied Materials, Inc.	5,857,200	116,383
Xilinx, Inc.	2,574,900	68,930
Hewlett-Packard Co.	1,533,200	68,411
* Google Inc.	120,900	63,277
Microsoft Corp.	1,998,700	58,902
* Novellus Systems, Inc.	1,099,700	31,198
* ADC Telecommunications, Inc.	1,383,900	25,367
Molex, Inc.	752,000	22,568
* Xerox Corp.	674,800	12,470
Automatic Data Processing, Inc.	88,100	4,270
* Verigy Ltd.	1	-

		1,204,417

Materials (2.6%)
United States Steel Corp.	508,500	55,299
Freeport-McMoRan Copper & Gold, Inc. Class B	579,396	47,986
Praxair, Inc.	439,700	31,654
* Pactiv Corp.	794,800	25,346
Ball Corp.	432,500	22,996
Sealed Air Corp.	392,800	12,185
Bemis Co., Inc.	323,700	10,740

		206,206

Telecommunication Services (3.1%)
AT&T Inc.	3,702,600	153,658
* Qwest Communications International Inc.	8,804,400	85,403
CenturyTel, Inc.	174,800	8,574

		247,635

Utilities (3.2%)
PG&E Corp.	2,634,300	119,334
TXU Corp.	589,000	39,640
CenterPoint Energy Inc.	1,972,200	34,316
Duke Energy Corp.	1,296,800	23,731
Ameren Corp.	459,900	22,540
KeySpan Corp.	317,600	13,333
* Dynegy, Inc.	409,900	3,869

		256,763

Total Common Stocks
(Cost $6,831,736)		8,018,672

Temporary Cash Investments (0.6%)

Money Market Fund (0.6%)
1 Vanguard Market Liquidity Fund, 5.281%	44,016,940	44,017
	Face
	Amount
	($000)

U.S. Government Obligation (0.0%)
U.S. Treasury Bill
2 4.607%, 9/20/07	1,600	1,583

Total Temporary Cash Investments
(Cost $45,601)		45,600

Total Investments (100.1%)
(Cost $6,877,337)		8,064,272

Other Assets and Liabilities—Net (-0.1%)		(7,696)

Net Assets (100%)		8,056,576

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Securities with a value of $1,583,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2007, the cost of investment securities for tax purposes was $6,877,337,000. Net unrealized appreciation of investment securities for tax purposes was $1,186,935,000, consisting of unrealized gains of $1,292,309,000 on securities that had risen in value since their purchase and $105,374,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	110	41,674	212

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Structured Large-Cap Equity Fund
Schedule of Investments
June 30, 2007

	Shares	Market Value ($000)

Common Stocks (100.0%)

Consumer Discretionary (10.2%)
The Walt Disney Co.	143,363	4,894
McDonald's Corp.	87,668	4,450
* Comcast Corp. Class A	152,295	4,283
Target Corp.	63,993	4,070
Time Warner, Inc.	192,880	4,058
General Motors Corp.	104,286	3,942
Home Depot, Inc.	99,760	3,926
News Corp., Class A	175,644	3,725
Omnicom Group Inc.	65,936	3,489
Whirlpool Corp.	28,590	3,179
J.C. Penney Co., Inc. (Holding Co.)	41,155	2,979
Lowe's Cos., Inc.	93,058	2,856
Polo Ralph Lauren Corp.	27,100	2,659
Sherwin-Williams Co.	39,541	2,628
Darden Restaurants Inc.	54,744	2,408
* Amazon.com, Inc.	32,400	2,216
* Kohl's Corp.	28,500	2,024
Macy's Inc.	50,800	2,021
* Wyndham Worldwide Corp.	51,666	1,873
Nordstrom, Inc.	36,628	1,872
* DIRECTV Group, Inc.	80,000	1,849
The McGraw-Hill Cos., Inc.	25,500	1,736
International Game Technology	42,697	1,695
Jones Apparel Group, Inc.	53,300	1,506
Yum! Brands, Inc.	40,400	1,322
Johnson Controls, Inc.	10,500	1,216
* Viacom Inc. Class B	29,150	1,214
NIKE, Inc. Class B	20,400	1,189
CBS Corp.	24,349	811
Newell Rubbermaid, Inc.	26,137	769
* Big Lots Inc.	24,300	715
Mattel, Inc.	21,300	539
Carnival Corp.	10,907	532
Gannett Co., Inc.	9,200	506
* Starbucks Corp.	16,271	427
TJX Cos., Inc.	14,200	391
Best Buy Co., Inc.	6,150	287
* Apollo Group, Inc. Class A	4,400	257
RadioShack Corp.	5,400	179
* Office Depot, Inc.	4,408	134
Marriott International, Inc. Class A	3,000	130
Tribune Co.	4,313	127
* Sears Holdings Corp.	400	68
Harley-Davidson, Inc.	500	30
Starwood Hotels & Resorts Worldwide, Inc.	300	20
* AutoZone Inc.	100	14

		81,215

Consumer Staples (9.3%)
The Procter & Gamble Co.	189,799	11,614
Altria Group, Inc.	135,240	9,486
Wal-Mart Stores, Inc.	161,864	7,787
PepsiCo, Inc.	94,399	6,122
The Coca-Cola Co.	112,093	5,864
CVS/Caremark Corp.	95,326	3,475
The Kroger Co.	98,942	2,783
Molson Coors Brewing Co. Class B	29,700	2,746
Kimberly-Clark Corp.	39,049	2,612
Kraft Foods Inc.	73,776	2,601
Walgreen Co.	56,099	2,443
Reynolds American Inc.	31,740	2,069
ConAgra Foods, Inc.	73,900	1,985
The Pepsi Bottling Group, Inc.	47,300	1,593
Archer-Daniels-Midland Co.	47,500	1,572
Anheuser-Busch Cos., Inc.	28,886	1,507
H.J. Heinz Co.	29,800	1,415
Colgate-Palmolive Co.	18,354	1,190
General Mills, Inc.	19,700	1,151
The Estee Lauder Cos. Inc. Class A	24,169	1,100
Safeway, Inc.	24,423	831
Costco Wholesale Corp.	12,354	723
The Clorox Co.	9,900	615
Sysco Corp.	14,280	471
Dean Foods Co.	6,000	191

		73,946

Energy (10.8%)
ExxonMobil Corp.	336,255	28,205
Chevron Corp.	116,857	9,844
ConocoPhillips Co.	100,182	7,864
Schlumberger Ltd.	80,455	6,834
XTO Energy, Inc.	65,128	3,914
Occidental Petroleum Corp.	63,586	3,680
Noble Corp.	36,100	3,521
Marathon Oil Corp.	55,276	3,314
Valero Energy Corp.	44,821	3,310
* Nabors Industries, Inc.	90,246	3,012
Chesapeake Energy Corp.	79,001	2,733
* National Oilwell Varco Inc.	20,700	2,158
ENSCO International, Inc.	25,100	1,531
Halliburton Co.	42,438	1,464
Devon Energy Corp.	15,334	1,201
* Transocean Inc.	8,500	901
Apache Corp.	8,983	733
Baker Hughes, Inc.	8,600	724
Anadarko Petroleum Corp.	10,770	560
EOG Resources, Inc.	2,200	161
Hess Corp.	2,000	118

		85,782

Financials (20.8%)
Citigroup, Inc.	277,612	14,239
Bank of America Corp.	279,993	13,689
JPMorgan Chase & Co.	221,206	10,717
American International Group, Inc.	142,783	9,999
Wells Fargo & Co.	221,811	7,801
Morgan Stanley	71,998	6,039
The Goldman Sachs Group, Inc.	27,777	6,021
Wachovia Corp.	108,982	5,585
Merrill Lynch & Co., Inc.	60,912	5,091
Fannie Mae	71,296	4,658
ACE Ltd.	56,850	3,554
U.S. Bancorp	107,802	3,552
American Express Co.	55,743	3,410
Ameriprise Financial, Inc.	53,620	3,409
Prudential Financial, Inc.	33,382	3,246
Lehman Brothers Holdings, Inc.	41,577	3,098
Washington Mutual, Inc.	72,346	3,085
The Allstate Corp.	48,706	2,996
The Travelers Cos., Inc.	54,451	2,913
KeyCorp	77,125	2,648
Safeco Corp.	40,946	2,549
Bear Stearns Co., Inc.	17,981	2,517
PNC Financial Services Group	32,951	2,359
Loews Corp.	44,143	2,250
The Bank of New York Co., Inc.	53,173	2,203
Synovus Financial Corp.	69,243	2,126
The Chubb Corp.	38,436	2,081
MetLife, Inc.	31,781	2,049
Simon Property Group, Inc. REIT	21,636	2,013
XL Capital Ltd. Class A	22,500	1,897
Comerica, Inc.	30,302	1,802
Ambac Financial Group, Inc.	19,252	1,679
Freddie Mac	26,869	1,631
Vornado Realty Trust REIT	14,170	1,556
Moody's Corp.	24,500	1,524
Regions Financial Corp.	44,800	1,483
Franklin Resources Corp.	10,933	1,448
Boston Properties, Inc. REIT	12,789	1,306
Countrywide Financial Corp.	34,407	1,251
Mellon Financial Corp.	25,300	1,113
Apartment Investment & Management Co. Class A REIT	21,500	1,084
Capital One Financial Corp.	13,698	1,074
The Hartford Financial Services Group Inc.	10,502	1,035
SunTrust Banks, Inc.	11,554	991
Equity Residential REIT	20,921	955
ProLogis REIT	13,600	774
* CB Richard Ellis Group, Inc.	19,200	701
AFLAC Inc.	12,869	661
Archstone-Smith Trust REIT	10,141	599
State Street Corp.	8,027	549
Fifth Third Bancorp	13,422	534
Unum Group	20,200	527
BB&T Corp.	12,887	524
Assurant, Inc.	8,600	507
SLM Corp.	8,527	491
Charles Schwab Corp.	18,500	380
Northern Trust Corp.	5,800	373
National City Corp.	10,586	353
Huntington Bancshares Inc.	13,300	302
Public Storage, Inc. REIT	2,500	192
M & T Bank Corp.	200	21

		165,214

Health Care (11.7%)
Pfizer Inc.	449,269	11,488
Johnson & Johnson	181,198	11,165
Merck & Co., Inc.	144,801	7,211
UnitedHealth Group Inc.	94,812	4,849
Abbott Laboratories	77,439	4,147
Wyeth	65,039	3,729
McKesson Corp.	56,481	3,369
Schering-Plough Corp.	109,057	3,320
* Amgen, Inc.	57,897	3,201
* Biogen Idec Inc.	56,611	3,029
Baxter International, Inc.	52,664	2,967
* Forest Laboratories, Inc.	64,500	2,944
Bristol-Myers Squibb Co.	88,417	2,790
Medtronic, Inc.	52,034	2,698
* Medco Health Solutions, Inc.	34,200	2,667
Eli Lilly & Co.	44,656	2,495
Aetna Inc.	46,813	2,313
Mylan Laboratories, Inc.	120,828	2,198
Becton, Dickinson & Co.	28,505	2,124
* WellPoint Inc.	26,555	2,120
* Laboratory Corp. of America Holdings	21,980	1,720
* Genzyme Corp.	24,600	1,584
* Express Scripts Inc.	28,800	1,440
AmerisourceBergen Corp.	28,969	1,433
CIGNA Corp.	26,730	1,396
* Gilead Sciences, Inc.	32,146	1,246
* King Pharmaceuticals, Inc.	60,718	1,242
Cardinal Health, Inc.	12,304	869
* Humana Inc.	11,900	725
Stryker Corp.	5,050	319
* Boston Scientific Corp.	18,348	281
Allergan, Inc.	1,200	69

		93,148

Industrials (11.4%)
General Electric Co.	593,411	22,716
United Parcel Service, Inc.	72,327	5,280
The Boeing Co.	49,785	4,787
Tyco International Ltd.	140,452	4,746
Caterpillar, Inc.	48,775	3,819
CSX Corp.	79,284	3,574
United Technologies Corp.	47,254	3,352
Cummins Inc.	33,096	3,350
3M Co.	38,232	3,318
Parker Hannifin Corp.	32,587	3,191
Cooper Industries, Inc. Class A	54,900	3,134
Lockheed Martin Corp.	29,147	2,744
Deere & Co.	22,100	2,668
* Terex Corp.	30,500	2,480
Union Pacific Corp.	20,598	2,372
Northrop Grumman Corp.	29,321	2,283
Waste Management, Inc.	50,367	1,967
Honeywell International Inc.	30,887	1,738
Burlington Northern Santa Fe Corp.	20,391	1,736
Raytheon Co.	28,905	1,558
PACCAR, Inc.	16,750	1,458
Emerson Electric Co.	29,858	1,397
Textron, Inc.	12,400	1,365
FedEx Corp.	10,844	1,203
* Allied Waste Industries, Inc.	82,013	1,104
General Dynamics Corp.	13,644	1,067
R.R. Donnelley & Sons Co.	15,700	683
Goodrich Corp.	10,648	634
Avery Dennison Corp.	8,100	538
Illinois Tool Works, Inc.	9,508	515
Ryder System, Inc.	400	22
* Monster Worldwide Inc.	500	21

		90,820

Information Technology (15.4%)
Microsoft Corp.	498,933	14,704
* Cisco Systems, Inc.	387,089	10,780
International Business Machines Corp.	90,045	9,477
Intel Corp.	362,468	8,612
Hewlett-Packard Co.	175,715	7,840
* Google Inc.	13,655	7,147
* Apple Computer, Inc.	57,846	7,060
* Oracle Corp.	278,237	5,484
Texas Instruments, Inc.	110,163	4,145
* Xerox Corp.	189,600	3,504
QUALCOMM Inc.	77,492	3,362
* Corning, Inc.	126,561	3,234
Electronic Data Systems Corp.	114,040	3,162
Western Union Co.	146,433	3,050
* Dell Inc.	101,864	2,908
* Lexmark International, Inc.	51,397	2,534
* Novellus Systems, Inc.	88,001	2,497
Applied Materials, Inc.	123,534	2,455
Automatic Data Processing, Inc.	49,620	2,405
* Fiserv, Inc.	40,782	2,316
* BMC Software, Inc.	63,533	1,925
* Yahoo! Inc.	67,245	1,824
Motorola, Inc.	99,089	1,754
* LSI Corp.	232,700	1,748
* Sun Microsystems, Inc.	276,300	1,453
* eBay Inc.	43,846	1,411
* EMC Corp.	73,350	1,328
* NVIDIA Corp.	31,200	1,289
* Convergys Corp.	31,921	774
First Data Corp.	20,533	671
* Adobe Systems, Inc.	13,200	530
KLA-Tencor Corp.	3,500	192
* Intuit, Inc.	6,274	189
* MEMC Electronic Materials, Inc.	2,500	153
* Sanmina-SCI Corp.	47,300	148
Xilinx, Inc.	2,600	70
* Unisys Corp.	5,200	48
Jabil Circuit, Inc.	2,000	44

		122,227

Materials (3.1%)
Nucor Corp.	54,200	3,179
United States Steel Corp.	28,806	3,133
Alcoa Inc.	72,500	2,938
Allegheny Technologies Inc.	27,100	2,842
Monsanto Co.	36,370	2,456
E.I. du Pont de Nemours & Co.	45,270	2,302
* Pactiv Corp.	57,378	1,830
Dow Chemical Co.	41,058	1,816
International Paper Co.	23,100	902
* Hercules, Inc.	38,300	753
Freeport-McMoRan Copper & Gold, Inc. Class B	7,700	638
Vulcan Materials Co.	5,300	607
Ashland, Inc.	7,600	486
Ball Corp.	5,500	292
Newmont Mining Corp. (Holding Co.)	6,616	258
Bemis Co., Inc.	1,000	33
Eastman Chemical Co.	300	19

		24,484

Telecommunication Services (3.8%)
AT&T Inc.	389,472	16,163
Verizon Communications Inc.	187,080	7,702
Sprint Nextel Corp.	131,582	2,725
* Qwest Communications International Inc.	153,048	1,485
Embarq Corp.	20,113	1,275
Alltel Corp.	8,640	584

		29,934

Utilities (3.5%)
FirstEnergy Corp.	55,175	3,571
Edison International	61,800	3,468
PG&E Corp.	66,032	2,991
Constellation Energy Group, Inc.	33,100	2,885
CenterPoint Energy Inc.	154,794	2,693
Exelon Corp.	34,675	2,517
American Electric Power Co., Inc.	47,035	2,118
TXU Corp.	25,181	1,695
Xcel Energy, Inc.	59,503	1,218
Consolidated Edison Inc.	22,600	1,020
Dominion Resources, Inc.	11,668	1,007
Entergy Corp.	8,300	891
Southern Co.	22,212	762
Duke Energy Corp.	34,770	636
Progress Energy, Inc.	6,700	305
Public Service Enterprise Group, Inc.	2,900	255

		28,032

Total Common Stocks
(Cost $711,295)		794,802

Temporary Cash Investment (0.0%)

	Face
	Amount
	($000)

U.S. Agency Obligation
1 Federal National Mortgage Assn.
2 5.192%, 7/25/07
(Cost $100)	100	100

Total Investments (100.0%)
(Cost $711,395)		794,902

Other Assets and Liabilities - Net (0.0%)		224

Net Assets (100%)		795,126

*	Non-income-producing security.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	Securities with a value of $100,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2007, the cost of investment securities for tax purposes was $711,395,000. Net unrealized appreciation of investment securities for tax purposes was $83,507,000, consisting of unrealized gains of $91,330,000 on securities that had risen in value since their purchase and $7,823,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and -0.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	29	2,197	10

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Structured Broad Market Fund
Schedule of Investments
June 30, 2007

	Shares	Market Value ($000)

Common Stocks (99.5%)

Consumer Discretionary (11.3%)
Home Depot, Inc.	16,620	654
Time Warner, Inc.	30,890	650
The Walt Disney Co.	17,490	597
McDonald's Corp.	10,460	531
Target Corp.	7,990	508
* Comcast Corp. Class A	17,565	494
News Corp., Class A	21,990	466
General Motors Corp.	11,100	420
Lowe's Cos., Inc.	12,770	392
Omnicom Group Inc.	7,360	389
J.C. Penney Co., Inc. (Holding Co.)	5,040	365
Yum! Brands, Inc.	10,820	354
NIKE, Inc. Class B	6,020	351
Macy's Inc.	8,700	346
Whirlpool Corp.	3,000	334
Polo Ralph Lauren Corp.	3,330	327
* Mohawk Industries, Inc.	3,200	323
* Wyndham Worldwide Corp.	8,294	301
Sherwin-Williams Co.	4,500	299
* EchoStar Communications Corp. Class A	6,750	293
Men's Wearhouse, Inc.	5,650	289
* Kohl's Corp.	4,000	284
The McGraw-Hill Cos., Inc.	4,000	272
* Jos. A. Bank Clothiers, Inc.	6,100	253
* Clear Channel Outdoor Holdings, Inc. Class A	8,710	247
* DIRECTV Group, Inc.	10,670	247
Darden Restaurants Inc.	5,600	246
Phillips-Van Heusen Corp.	3,970	240
Nordstrom, Inc.	4,500	230
Newell Rubbermaid, Inc.	6,700	197
* Amazon.com, Inc.	2,700	185
* Lear Corp.	5,000	178
Abercrombie & Fitch Co.	2,431	177
* Jack in the Box Inc.	2,500	177
* Bluegreen Corp.	14,300	167
Lamar Advertising Co. Class A	2,500	157
Brinker International, Inc.	5,100	149
* TRW Automotive Holdings Corp.	3,900	144
Jackson Hewitt Tax Service Inc.	4,970	140
Carnival Corp.	2,800	137
Guess ?, Inc.	2,800	135
Clear Channel Communications, Inc.	3,270	124
Starwood Hotels & Resorts Worldwide, Inc.	1,600	107
Wynn Resorts Ltd.	1,100	99
International Game Technology	2,460	98
* Dollar Tree Stores, Inc.	2,200	96
Marriott International, Inc. Class A	1,700	74
* Lin TV Corp.	3,800	71
* Marvel Entertainment, Inc.	2,600	66
* Viacom Inc. Class B	1,395	58
* The Dress Barn, Inc.	2,130	44
Harley-Davidson, Inc.	700	42
CSS Industries, Inc.	900	36
CBS Corp.	855	28
Best Buy Co., Inc.	590	27
ArvinMeritor, Inc.	1,000	22
* Starbucks Corp.	760	20
O'Charley's Inc.	600	12
Dover Downs Gaming & Entertainment, Inc.	800	12
Standard Motor Products, Inc.	700	11

		13,692

Consumer Staples (8.0%)
The Procter & Gamble Co.	23,020	1,409
Altria Group, Inc.	16,750	1,175
Wal-Mart Stores, Inc.	19,310	929
PepsiCo, Inc.	13,530	877
The Coca-Cola Co.	14,390	753
Walgreen Co.	9,930	432
The Kroger Co.	13,800	388
ConAgra Foods, Inc.	12,700	341
Carolina Group	4,270	330
Reynolds American Inc.	5,040	329
Corn Products International, Inc.	7,010	319
Molson Coors Brewing Co. Class B	3,100	287
CVS/Caremark Corp.	7,736	282
The Estee Lauder Cos. Inc. Class A	5,800	264
Kimberly-Clark Corp.	3,570	239
Colgate-Palmolive Co.	3,030	197
Anheuser-Busch Cos., Inc.	3,190	166
Kraft Foods Inc.	4,229	149
H.J. Heinz Co.	3,000	142
General Mills, Inc.	2,300	134
* Energizer Holdings, Inc.	1,160	116
Safeway, Inc.	3,100	105
Spartan Stores, Inc.	2,200	72
Costco Wholesale Corp.	1,070	63
Nash-Finch Co.	1,200	59
Sysco Corp.	1,530	50
Wm. Wrigley Jr. Co.	900	50
Imperial Sugar Co.	1,200	37
Archer-Daniels-Midland Co.	1,000	33
Dean Foods Co.	900	29

		9,756

Energy (10.1%)
ExxonMobil Corp.	39,820	3,340
Chevron Corp.	15,565	1,311
ConocoPhillips Co.	13,254	1,040
Schlumberger Ltd.	7,100	603
XTO Energy, Inc.	6,970	419
Marathon Oil Corp.	6,940	416
Valero Energy Corp.	5,492	406
Chesapeake Energy Corp.	10,500	363
ENSCO International, Inc.	5,530	337
* Transocean Inc.	2,900	307
Tidewater Inc.	4,300	305
Helmerich & Payne, Inc.	8,140	288
Tesoro Petroleum Corp.	5,000	286
Frontier Oil Corp.	6,480	284
* Grey Wolf, Inc.	33,720	278
* Unit Corp.	4,299	270
Occidental Petroleum Corp.	4,040	234
* Superior Energy Services, Inc.	5,600	224
* Swift Energy Co.	4,500	192
* National Oilwell Varco Inc.	1,500	156
* Hercules Offshore, Inc.	4,400	142
Devon Energy Corp.	1,660	130
Halliburton Co.	3,470	120
* Nabors Industries, Inc.	3,200	107
* Pioneer Drilling Co.	7,031	105
* USEC Inc.	4,500	99
Noble Corp.	1,000	98
Hess Corp.	1,200	71
Holly Corp.	900	67
Apache Corp.	740	60
Baker Hughes, Inc.	710	60
* Grant Prideco, Inc.	900	48
Anadarko Petroleum Corp.	740	38

		12,204

Financials (20.5%)
Citigroup, Inc.	36,420	1,868
Bank of America Corp.	33,182	1,622
JPMorgan Chase & Co.	26,846	1,301
American International Group, Inc.	14,100	987
Wells Fargo & Co.	27,410	964
Morgan Stanley	8,750	734
The Goldman Sachs Group, Inc.	3,330	722
Merrill Lynch & Co., Inc.	7,440	622
Wachovia Corp.	11,389	584
Fannie Mae	8,690	568
U.S. Bancorp	13,250	437
Prudential Financial, Inc.	4,440	432
Regions Financial Corp.	12,200	404
The Allstate Corp.	6,370	392
Washington Mutual, Inc.	9,133	389
The Travelers Cos., Inc.	7,140	382
Northern Trust Corp.	5,900	379
ACE Ltd.	6,000	375
Ameriprise Financial, Inc.	5,800	369
American Express Co.	5,920	362
Lehman Brothers Holdings, Inc.	4,780	356
XL Capital Ltd. Class A	4,100	346
KeyCorp	9,350	321
Comerica, Inc.	5,200	309
Moody's Corp.	4,800	299
Nationwide Financial Services, Inc.	4,700	297
PNC Financial Services Group	4,140	296
Everest Re Group, Ltd.	2,700	293
BB&T Corp.	6,980	284
Loews Corp.	5,510	281
Safeco Corp.	4,400	274
Simon Property Group, Inc. REIT	2,896	269
Countrywide Financial Corp.	7,390	269
Franklin Resources Corp.	2,010	266
Advanta Corp. Class B	8,503	265
WSFS Financial Corp.	3,700	242
Zenith National Insurance Corp.	5,100	240
Vornado Realty Trust REIT	2,100	231
Legg Mason Inc.	2,300	226
Boston Properties, Inc. REIT	1,900	194
Axis Capital Holdings Ltd.	4,600	187
SL Green Realty Corp. REIT	1,500	186
The First Marblehead Corp.	4,800	185
The Chubb Corp.	3,370	182
Health Care Properties Investors REIT	6,300	182
* World Acceptance Corp.	4,200	179
Apartment Investment & Management Co. Class A REIT	3,440	173
The Macerich Co. REIT	2,100	173
Freddie Mac	2,740	166
Forest City Enterprise Class A	2,700	166
Taubman Co. REIT	3,100	154
Synovus Financial Corp.	4,980	153
Nationwide Health Properties, Inc. REIT	5,500	150
Regency Centers Corp. REIT	2,100	148
Odyssey Re Holdings Corp.	3,400	146
Huntington Bancshares Inc.	6,400	146
* EZCORP, Inc.	10,900	144
Ambac Financial Group, Inc.	1,640	143
Colonial BancGroup, Inc.	5,670	142
Public Storage, Inc. REIT	1,700	131
Mellon Financial Corp.	2,960	130
Downey Financial Corp.	1,939	128
Nara Bancorp, Inc.	7,700	123
The Hartford Financial Services Group Inc.	1,170	115
Capital One Financial Corp.	1,460	114
General Growth Properties Inc. REIT	2,100	111
The Bank of New York Co., Inc.	2,600	108
* Philadelphia Consolidated Holding Corp.	2,500	105
SunTrust Banks, Inc.	1,190	102
Federal Realty Investment Trust REIT	1,300	100
Weingarten Realty Investors REIT	2,400	99
City Bank Lynnwood (WA)	3,100	98
MetLife, Inc.	1,500	97
Host Hotels & Resorts Inc. REIT	3,800	88
The St. Joe Co.	1,700	79
AFLAC Inc.	1,240	64
Safety Insurance Group, Inc.	1,500	62
SLM Corp.	880	51
A.G. Edwards & Sons, Inc.	547	46
* CB Richard Ellis Group, Inc.	1,200	44
State Street Corp.	600	41
MCG Capital Corp.	2,400	38
Trustmark Corp.	1,300	34
Charles Schwab Corp.	1,600	33
Fifth Third Bancorp	700	28
iStar Financial Inc. REIT	600	27
Jones Lang LaSalle Inc.	200	23
Ohio Casualty Corp.	500	22
Bank of Hawaii Corp.	400	21
First BanCorp Puerto Rico	1,800	20
Sky Financial Group, Inc.	700	20
Aspen Insurance Holdings Ltd.	600	17
Pennsylvania REIT	300	13
SWS Group, Inc.	600	13
National City Corp.	310	10

		24,911

Health Care (11.4%)
Pfizer Inc.	53,380	1,365
Johnson & Johnson	22,010	1,356
Merck & Co., Inc.	17,810	887
UnitedHealth Group Inc.	11,750	601
Bristol-Myers Squibb Co.	17,830	563
Wyeth	9,640	553
Medtronic, Inc.	10,530	546
Abbott Laboratories	8,800	471
Schering-Plough Corp.	14,410	439
* Medco Health Solutions, Inc.	5,400	421
McKesson Corp.	6,400	382
Baxter International, Inc.	6,660	375
Becton, Dickinson & Co.	4,920	366
* Express Scripts Inc.	7,000	350
* Amgen, Inc.	6,215	344
* Forest Laboratories, Inc.	7,200	329
* WellPoint Inc.	3,950	315
Aetna Inc.	6,080	300
* King Pharmaceuticals, Inc.	14,000	286
Chemed Corp.	4,100	272
Eli Lilly & Co.	4,820	269
AmerisourceBergen Corp.	5,300	262
* PAREXEL International Corp.	5,900	248
Mylan Laboratories, Inc.	13,380	243
* Laboratory Corp. of America Holdings	3,100	243
* Magellan Health Services, Inc.	4,700	218
* The Medicines Co.	10,500	185
* Gilead Sciences, Inc.	3,680	143
* K-V Pharmaceutical Co. Class A	5,200	142
* Genentech, Inc.	1,720	130
* Cypress Bioscience, Inc.	9,400	125
* LHC Group Inc.	4,100	107
* Onyx Pharmaceuticals, Inc.	3,800	102
Cardinal Health, Inc.	1,310	92
Applera Corp.-Applied Biosystems Group	2,960	90
* Techne Corp.	1,530	88
* Zimmer Holdings, Inc.	980	83
* Cubist Pharmaceuticals, Inc.	3,972	78
* WellCare Health Plans Inc.	800	72
* Cephalon, Inc.	900	72
* Biogen Idec Inc.	800	43
Health Management Associates Class A	3,000	34
* Trubion Pharmaceuticals, Inc.	1,557	33
* Obagi Medical Products, Inc.	1,600	28
Quest Diagnostics, Inc.	510	26
Stryker Corp.	400	25
CIGNA Corp.	450	24
* Boston Scientific Corp.	1,509	23
Vital Signs, Inc.	400	22
Cambrex Corp.	1,500	20
* Pediatrix Medical Group, Inc.	300	17
* Apria Healthcare Group Inc.	500	14
* Myriad Genetics, Inc.	300	11

		13,833

Industrials (11.9%)
General Electric Co.	70,180	2,686
The Boeing Co.	6,860	660
3M Co.	6,530	567
United Parcel Service, Inc.	6,380	466
Honeywell International Inc.	7,670	432
PACCAR, Inc.	4,870	424
United Technologies Corp.	5,440	386
Lockheed Martin Corp.	3,850	362
Caterpillar, Inc.	4,520	354
Tyco International Ltd.	10,200	345
Parker Hannifin Corp.	3,500	343
* Terex Corp.	4,040	328
Union Pacific Corp.	2,800	322
Northrop Grumman Corp.	4,130	322
Cummins Inc.	3,160	320
CSX Corp.	6,620	298
R.R. Donnelley & Sons Co.	6,800	296
W.W. Grainger, Inc.	3,100	288
Raytheon Co.	5,300	286
* AMR Corp.	10,610	279
* Continental Airlines, Inc. Class B	8,200	278
The Manitowoc Co., Inc.	3,300	265
Acuity Brands, Inc.	4,400	265
* Genlyte Group, Inc.	3,300	259
Trinity Industries, Inc.	5,900	257
* Allied Waste Industries, Inc.	18,820	253
* United Rentals, Inc.	7,500	244
Deere & Co.	1,900	229
Kennametal, Inc.	2,400	197
Burlington Northern Santa Fe Corp.	2,270	193
Steelcase Inc.	10,100	187
* TransDigm Group, Inc.	4,500	182
Rockwell Automation, Inc.	2,600	181
Manpower Inc.	1,700	157
Emerson Electric Co.	3,240	152
* United Stationers, Inc.	2,100	140
* Spirit Aerosystems Holdings Inc.	3,600	130
FedEx Corp.	1,160	129
* UAL Corp.	3,100	126
General Dynamics Corp.	1,450	113
A.O. Smith Corp.	2,820	112
* Saia, Inc.	3,915	107
* Labor Ready, Inc.	3,500	81
Illinois Tool Works, Inc.	1,280	69
* Consolidated Graphics, Inc.	1,000	69
Avery Dennison Corp.	800	53
* ABX Air, Inc.	6,000	48
Barnes Group, Inc.	1,200	38
* COMSYS IT Partners Inc.	1,300	30
Textron, Inc.	200	22
* Gardner Denver Inc.	500	21
Herman Miller, Inc.	600	19
* Houston Wire & Cable Co.	500	14
AAON, Inc.	370	12
Waste Management, Inc.	300	12
Waste Industries USA, Inc.	300	10

		14,418

Information Technology (15.5%)
Microsoft Corp.	60,498	1,783
* Cisco Systems, Inc.	47,850	1,333
International Business Machines Corp.	11,810	1,243
Hewlett-Packard Co.	21,830	974
* Apple Computer, Inc.	7,220	881
Intel Corp.	36,490	867
* Google Inc.	1,410	738
* Oracle Corp.	33,300	656
* Dell Inc.	16,280	465
QUALCOMM Inc.	9,420	409
* Xerox Corp.	20,900	386
* NVIDIA Corp.	8,900	368
MasterCard, Inc. Class A	2,200	365
Electronic Data Systems Corp.	12,440	345
Western Union Co.	16,040	334
Applied Materials, Inc.	16,200	322
Harris Corp.	5,900	322
Automatic Data Processing, Inc.	6,480	314
* Intuit, Inc.	10,300	310
* MEMC Electronic Materials, Inc.	5,020	307
* Anixter International Inc.	4,040	304
* ON Semiconductor Corp.	25,900	278
* LAM Research Corp.	5,290	272
Texas Instruments, Inc.	7,070	266
* Avnet, Inc.	6,700	265
* C-COR Inc.	18,300	257
* Corning, Inc.	10,070	257
Accenture Ltd.	5,800	249
* SAVVIS, Inc.	4,900	243
* BMC Software, Inc.	7,900	239
* Vignette Corp.	12,200	234
* Sybase, Inc.	9,300	222
* Cadence Design Systems, Inc.	8,900	195
* Computer Sciences Corp.	3,270	193
* Lexmark International, Inc.	3,850	190
* eBay Inc.	5,810	187
* MicroStrategy Inc.	1,940	183
ADTRAN Inc.	6,500	169
* Intevac, Inc.	7,900	168
Motorola, Inc.	9,330	165
* EMC Corp.	7,830	142
* MKS Instruments, Inc.	5,000	139
* Interdigital Communications Corp.	4,300	138
* CSG Systems International, Inc.	4,470	119
* UTStarcom, Inc.	19,750	111
* Yahoo! Inc.	4,070	110
* Adobe Systems, Inc.	2,700	108
* Novellus Systems, Inc.	3,600	102
* Amkor Technology, Inc.	5,200	82
* Techwell, Inc.	6,200	81
* Silicon Storage Technology, Inc.	20,000	75
First Data Corp.	1,540	50
* Sun Microsystems, Inc.	7,800	41
United Online, Inc.	2,400	40
* Tyler Technologies, Inc.	3,000	37
* THQ Inc.	1,100	34
Broadridge Financial Solutions LLC	1,620	31
* iGATE Corp.	3,200	26
* Coherent, Inc.	800	24
* Symantec Corp.	850	17
* International Rectifier Corp.	400	15
Jack Henry & Associates Inc.	500	13

		18,793

Materials (3.6%)
Dow Chemical Co.	9,520	421
E.I. du Pont de Nemours & Co.	8,080	411
United States Steel Corp.	3,100	337
Allegheny Technologies Inc.	3,150	330
Alcoa Inc.	8,110	329
Greif Inc. Class A	4,900	292
Steel Dynamics, Inc.	6,600	277
* Pactiv Corp.	8,200	262
Lubrizol Corp.	4,000	258
Eastman Chemical Co.	3,400	219
* Headwaters Inc.	12,400	214
Texas Industries, Inc.	2,633	206
Chaparral Steel Co.	2,800	201
International Paper Co.	3,900	152
* AK Steel Holding Corp.	3,912	146
Monsanto Co.	1,926	130
Nucor Corp.	1,730	101
Celanese Corp. Series A	1,300	50
RPM International, Inc.	1,300	30
Newmont Mining Corp. (Holding Co.)	370	14
Southern Peru Copper Corp. (U.S. Shares)	120	11

		4,391

Telecommunication Services (3.5%)
AT&T Inc.	46,429	1,927
Verizon Communications Inc.	21,930	903
Sprint Nextel Corp.	19,489	404
* Qwest Communications International Inc.	39,000	378
Telephone & Data Systems, Inc.	4,870	305
NTELOS Holdings Corp.	6,700	185
USA Mobility, Inc.	3,400	91
Alltel Corp.	630	42

		4,235

Utilities (3.7%)
Exelon Corp.	6,240	453
Edison International	7,040	395
FirstEnergy Corp.	5,900	382
PG&E Corp.	7,500	340
American Electric Power Co., Inc.	7,520	339
Consolidated Edison Inc.	6,800	307
Progress Energy, Inc.	6,500	296
Duke Energy Corp.	15,090	276
PNM Resources Inc.	7,950	221
Puget Energy, Inc.	8,860	214
Southern Co.	5,360	184
CenterPoint Energy Inc.	8,670	151
* El Paso Electric Co.	5,700	140
Constellation Energy Group, Inc.	1,600	139
Xcel Energy, Inc.	5,610	115
Westar Energy, Inc.	4,400	107
Public Service Enterprise Group, Inc.	1,100	97
TXU Corp.	1,350	91
Dominion Resources, Inc.	950	82
Northeast Utilities	1,700	48
ONEOK, Inc.	600	30
* NRG Energy, Inc.	700	29
Energen Corp.	500	27
Entergy Corp.	100	11

		4,474

Total Common Stocks
(Cost $102,209)		120,707

Temporary Cash Investments (4.6%)

Money Market Fund (4.5%)
1 Vanguard Market Liquidity Fund, 5.281%	5,484,745	5,485
	Face
	Amount
	($000)

U.S. Government Obligation (0.1%)
2 Federal National Mortgage Assn.
3 5.192%, 7/25/07	100	100

Total Temporary Cash Investments
(Cost $5,584)		5,585

Total Investments (104.1%)
(Cost $107,793)		126,292

Other Assets and Liabilities—Net (-4.1%)		(5,032)

Net Assets (100%)		121,260

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $100,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2007, the cost of investment securities for tax purposes was $107,793,000. Net unrealized appreciation of investment securities for tax purposes was $18,499,000, consisting of unrealized gains of $20,021,000 on securities that had risen in value since their purchase and $1,522,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 4.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	1	379	2
E-mini S&P 500 Index	2	151	(2)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Structured Large-Cap Growth Fund
Schedule of Investments
June 30, 2007

	Shares	Market Value ($000)

Common Stocks (99.6%)

Consumer Discretionary (13.7%)
Target Corp.	8,220	523
Lowe's Cos., Inc.	14,523	446
Home Depot, Inc.	11,059	435
* Amazon.com, Inc.	5,400	369
* Comcast Corp. Class A	12,529	352
Omnicom Group Inc.	6,602	349
NIKE, Inc. Class B	5,928	346
Yum! Brands, Inc.	10,418	341
J.C. Penney Co., Inc. (Holding Co.)	4,575	331
The Walt Disney Co.	9,242	316
Nordstrom, Inc.	6,007	307
* EchoStar Communications Corp. Class A	6,086	264
The McGraw-Hill Cos., Inc.	3,827	261
Abercrombie & Fitch Co.	3,360	245
News Corp., Class A	11,234	238
* Kohl's Corp.	3,180	226
Polo Ralph Lauren Corp.	2,192	215
* ITT Educational Services, Inc.	1,800	211
Lamar Advertising Co. Class A	3,164	199
Wynn Resorts Ltd.	2,200	197
TJX Cos., Inc.	6,700	184
Darden Restaurants Inc.	4,184	184
Sherwin-Williams Co.	2,670	178
Harley-Davidson, Inc.	2,900	173
McDonald's Corp.	3,364	171
Brinker International, Inc.	5,820	170
* DIRECTV Group, Inc.	7,360	170
Whirlpool Corp.	1,321	147
* Viacom Inc. Class B	3,459	144
Carnival Corp.	2,885	141
* AnnTaylor Stores Corp.	3,249	115
International Game Technology	2,870	114
* The Goodyear Tire & Rubber Co.	2,960	103
* Starbucks Corp.	3,693	97
Burger King Holdings Inc.	3,008	79
Best Buy Co., Inc.	1,673	78
* MGM Mirage, Inc.	930	77
* Dollar Tree Stores, Inc.	1,741	76
Autoliv, Inc.	1,300	74
* NVR, Inc.	88	60
Johnson Controls, Inc.	500	58
* Crocs, Inc.	1,100	47
Time Warner, Inc.	1,549	33
Black & Decker Corp.	300	26
* Las Vegas Sands Corp.	300	23
Marriott International, Inc. Class A	435	19

		8,912

Consumer Staples (9.6%)
PepsiCo, Inc.	14,711	954
Wal-Mart Stores, Inc.	16,257	782
Altria Group, Inc.	10,469	734
The Coca-Cola Co.	11,383	595
The Procter & Gamble Co.	9,449	578
Walgreen Co.	9,860	429
* NBTY, Inc.	5,300	229
Sysco Corp.	6,794	224
Colgate-Palmolive Co.	2,805	182
CVS/Caremark Corp.	4,984	182
Kimberly-Clark Corp.	2,679	179
Dean Foods Co.	5,500	175
Campbell Soup Co.	3,800	147
General Mills, Inc.	2,400	140
Anheuser-Busch Cos., Inc.	2,589	135
Sara Lee Corp.	6,671	116
The Estee Lauder Cos. Inc. Class A	2,300	105
The Kroger Co.	3,700	104
* Energizer Holdings, Inc.	1,007	100
Costco Wholesale Corp.	1,475	86
H.J. Heinz Co.	1,200	57

		6,233

Energy (7.9%)
ExxonMobil Corp.	9,673	811
Schlumberger Ltd.	9,100	773
XTO Energy, Inc.	6,255	376
Valero Energy Corp.	4,503	333
Sunoco, Inc.	3,370	269
Chesapeake Energy Corp.	7,582	262
* Transocean Inc.	2,441	259
ENSCO International, Inc.	4,197	256
Tidewater Inc.	3,200	227
* National Oilwell Varco Inc.	2,174	227
Tesoro Corp.	3,691	211
* Global Industries Ltd.	7,800	209
Halliburton Co.	5,890	203
* Superior Energy Services, Inc.	4,500	180
* Cameron International Corp.	2,300	164
Baker Hughes, Inc.	1,839	155
Diamond Offshore Drilling, Inc.	890	90
* Todco Class A	1,500	71
Noble Corp.	426	42
* Unit Corp.	506	32

		5,150

Financials (7.4%)
American Express Co.	9,627	589
The Goldman Sachs Group, Inc.	1,795	389
Moody's Corp.	4,961	309
Northern Trust Corp.	4,130	265
Franklin Resources Corp.	1,686	223
Merrill Lynch & Co., Inc.	2,578	216
The First Marblehead Corp.	5,533	214
State Street Corp.	2,666	182
XL Capital Ltd. Class A	2,100	177
ProLogis REIT	2,829	161
Prudential Financial, Inc.	1,397	136
SLM Corp.	2,164	125
AFLAC Inc.	2,369	122
* E*TRADE Financial Corp.	5,500	122
Mellon Financial Corp.	2,730	120
NYSE Euronext	1,500	110
The Macerich Co. REIT	1,300	107
Morgan Stanley	1,249	105
Charles Schwab Corp.	4,915	101
Forest City Enterprise Class A	1,590	98
* AmeriCredit Corp.	3,560	95
Simon Property Group, Inc. REIT	891	83
* CBOT Holdings, Inc. Class A	380	79
Synovus Financial Corp.	2,227	68
Freddie Mac	1,090	66
Wells Fargo & Co.	1,836	65
SL Green Realty Corp. REIT	500	62
Federated Investors, Inc.	1,500	58
Taubman Co. REIT	1,000	50
T. Rowe Price Group Inc.	900	47
CNA Financial Corp.	900	43
Lehman Brothers Holdings, Inc.	540	40
Public Storage, Inc. REIT	500	38
Bank of Hawaii Corp.	713	37
The Chicago Mercantile Exchange	60	32
Federal Realty Investment Trust REIT	348	27
American International Group, Inc.	362	25
Apartment Investment & Management Co. Class A REIT	500	25
The St. Joe Co.	371	17
Developers Diversified Realty Corp. REIT	300	16
* Affiliated Managers Group, Inc.	100	13

		4,857

Health Care (15.9%)
Merck & Co., Inc.	16,403	817
UnitedHealth Group Inc.	12,549	642
Abbott Laboratories	11,569	620
Bristol-Myers Squibb Co.	18,618	588
Medtronic, Inc.	10,940	567
Johnson & Johnson	8,963	552
Schering-Plough Corp.	14,732	448
* Medco Health Solutions, Inc.	4,845	378
McKesson Corp.	5,640	336
* Forest Laboratories, Inc.	6,994	319
Baxter International, Inc.	5,542	312
* Amgen, Inc.	5,618	311
* Express Scripts Inc.	5,878	294
Wyeth	4,653	267
* WellPoint Inc.	3,128	250
* Laboratory Corp. of America Holdings	3,150	247
* Cephalon, Inc.	3,038	244
Aetna Inc.	4,817	238
* Endo Pharmaceuticals Holdings, Inc.	6,792	232
* Biogen Idec Inc.	4,331	232
* Genentech, Inc.	3,055	231
* Gilead Sciences, Inc.	5,920	230
Mylan Laboratories, Inc.	12,001	218
Becton, Dickinson & Co.	2,841	212
* WellCare Health Plans Inc.	2,200	199
AmerisourceBergen Corp.	3,530	175
* Sepracor Inc.	4,028	165
Cardinal Health, Inc.	2,280	161
Eli Lilly & Co.	2,779	155
* Zimmer Holdings, Inc.	1,670	142
* Humana Inc.	2,200	134
* DaVita, Inc.	1,800	97
Stryker Corp.	1,427	90
* Genzyme Corp.	1,200	77
* Kinetic Concepts, Inc.	1,414	74
Allergan, Inc.	1,146	66
* Health Net Inc.	760	40

		10,360

Industrials (12.8%)
The Boeing Co.	7,304	702
3M Co.	5,726	497
United Parcel Service, Inc.	6,547	478
Caterpillar, Inc.	5,225	409
PACCAR, Inc.	4,290	373
Lockheed Martin Corp.	3,654	344
Textron, Inc.	2,789	307
General Electric Co.	7,651	293
United Technologies Corp.	4,082	290
Cummins Inc.	2,785	282
Precision Castparts Corp.	2,247	273
* Terex Corp.	3,209	261
* AMR Corp.	9,279	245
Honeywell International Inc.	4,280	241
Burlington Northern Santa Fe Corp.	2,600	221
Trinity Industries, Inc.	4,957	216
Union Pacific Corp.	1,783	205
CSX Corp.	4,535	204
* Allied Waste Industries, Inc.	14,409	194
The Manitowoc Co., Inc.	2,406	193
Parker Hannifin Corp.	1,970	193
Emerson Electric Co.	3,946	185
Manpower Inc.	1,950	180
FedEx Corp.	1,584	176
Raytheon Co.	3,104	167
* Corrections Corp. of America	2,605	164
Harsco Corp.	3,160	164
Waste Management, Inc.	4,158	162
L-3 Communications Holdings, Inc.	1,314	128
C.H. Robinson Worldwide Inc.	2,300	121
Illinois Tool Works, Inc.	1,758	95
Northrop Grumman Corp.	1,032	80
* General Cable Corp.	1,000	76
Goodrich Corp.	1,200	71
* Continental Airlines, Inc. Class B	1,400	47
Avery Dennison Corp.	687	46
GATX Corp.	816	40
* Hertz Global Holdings Inc.	500	13

		8,336

Information Technology (26.8%)
Microsoft Corp.	71,285	2,101
* Cisco Systems, Inc.	48,750	1,358
Intel Corp.	51,620	1,226
International Business Machines Corp.	10,567	1,112
Hewlett-Packard Co.	22,677	1,012
* Google Inc.	1,795	939
* Apple Computer, Inc.	7,412	905
* Oracle Corp.	35,796	706
* Dell Inc.	21,481	613
QUALCOMM Inc.	12,303	534
Accenture Ltd.	9,635	413
Texas Instruments, Inc.	10,061	379
* eBay Inc.	11,656	375
* MEMC Electronic Materials, Inc.	5,291	323
Automatic Data Processing, Inc.	6,000	291
* NVIDIA Corp.	7,000	289
* Corning, Inc.	10,707	274
MasterCard, Inc. Class A	1,600	265
Electronic Data Systems Corp.	9,565	265
Western Union Co.	12,622	263
Applied Materials, Inc.	12,999	258
Harris Corp.	4,627	252
* Intuit, Inc.	8,302	250
* EMC Corp.	13,494	244
* Synopsys, Inc.	8,100	214
* BMC Software, Inc.	7,060	214
* Yahoo! Inc.	7,757	210
* Brocade Communications Systems, Inc.	26,503	207
* Arrow Electronics, Inc.	5,352	206
* Avnet, Inc.	4,940	196
* LAM Research Corp.	3,660	188
National Semiconductor Corp.	6,102	173
* Adobe Systems, Inc.	4,183	168
* Vishay Intertechnology, Inc.	9,900	157
* Varian Semiconductor Equipment Associates, Inc.	3,821	153
* Novellus Systems, Inc.	4,853	138
* DST Systems, Inc.	1,704	135
* Agilent Technologies, Inc.	3,200	123
* International Rectifier Corp.	2,000	75
* CheckFree Corp.	1,600	64
* Fiserv, Inc.	1,039	59
* Dolby Laboratories Inc.	1,333	47
* Alliance Data Systems Corp.	600	46
* Ceridian Corp.	870	30
* Rambus Inc.	700	13
* WebMD Health Corp. Class A	100	5

		17,468

Materials (3.0%)
Allegheny Technologies Inc.	2,300	241
Monsanto Co.	3,527	238
Celanese Corp. Series A	5,470	212
* Pactiv Corp.	6,030	192
Southern Peru Copper Corp. (U.S. Shares)	1,936	182
RPM International, Inc.	7,700	178
Steel Dynamics, Inc.	3,413	143
E.I. du Pont de Nemours & Co.	2,365	120
Lubrizol Corp.	1,783	115
Freeport-McMoRan Copper & Gold, Inc. Class B	1,371	114
* Owens-Illinois, Inc.	2,700	95
Alcoa Inc.	1,580	64
Ball Corp.	700	37
* Titanium Metals Corp.	600	19
Eagle Materials, Inc.	340	17
Martin Marietta Materials, Inc.	100	16

		1,983

Telecommunication Services (0.9%)
Telephone & Data Systems, Inc.	3,491	218
* American Tower Corp. Class A	3,740	157
* U.S. Cellular Corp.	1,692	153
Citizens Communications Co.	1,753	27

		555

Utilities (1.6%)
* NRG Energy, Inc.	6,200	258
Constellation Energy Group, Inc.	2,900	253
Exelon Corp.	3,472	252
TXU Corp.	1,714	115
CenterPoint Energy Inc.	6,586	115
* Sierra Pacific Resources	3,400	60

		1,053

Total Common Stocks
(Cost $58,227)		64,907

Temporary Cash Investments (0.4%)

Money Market Fund (0.3%)
1 Vanguard Market Liquidity Fund,5.281%	189,484	189
	Face
	Amount
	($000)

U.S. Agency Obligation (0.1%)
2 Federal National Mortgage Assn.
3 5.192%, 7/25/07	100	100

Total Temporary Cash Investments
(Cost $288)		289

Total Investments (100.0%)
(Cost $58,515)		65,196

Other Assets and Liabilities - Net (0.0%)		(1)

Net Assets (100%)		65,195

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $100,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2007, the cost of investment securities for tax purposes was $58,515,000. Net unrealized appreciation of investment securities for tax purposes was $6,681,000, consisting of unrealized gains of $7,513,000 on securities that had risen in value since their purchase and $832,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.3% and -0.3%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	6	455	(4)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Structured Large-Cap Value Fund
Schedule of Investments
June 30, 2007

	Shares	Market Value ($000)

Common Stocks (100.0%)

Consumer Discretionary (8.2%)
Time Warner, Inc.	37,220	783
McDonald's Corp.	11,404	579
The Walt Disney Co.	14,090	481
Home Depot, Inc.	10,600	417
General Motors Corp.	10,400	393
Macy's Inc.	8,300	330
* Comcast Corp. Class A	11,675	328
* Mohawk Industries, Inc.	3,000	302
Idearc Inc.	8,300	293
Newell Rubbermaid, Inc.	9,636	284
* Wyndham Worldwide Corp.	6,148	223
* NVR, Inc.	300	204
J.C. Penney Co., Inc. (Holding Co.)	2,800	203
News Corp., Class A	8,210	174
Gannett Co., Inc.	3,030	167
Clear Channel Communications, Inc.	4,000	151
CBS Corp.	4,150	138
Black & Decker Corp.	1,200	106
Regal Entertainment Group Class A	4,500	99
Sherwin-Williams Co.	1,400	93
* TRW Automotive Holdings Corp.	2,500	92
Mattel, Inc.	3,500	89
RadioShack Corp.	2,100	70
* Sears Holdings Corp.	400	68
Service Corp. International	5,200	66
* Liberty Media Corp.-Capital Series A	500	59
Hearst-Argyle Television Inc.	2,400	58
* Dollar Tree Stores, Inc.	1,200	52
Whirlpool Corp.	400	44
* Cablevision Systems NY Group Class A	1,100	40
Carnival Corp.	700	34
Tribune Co.	588	17

		6,437

Consumer Staples (7.6%)
The Procter & Gamble Co.	18,190	1,113
Altria Group, Inc.	10,530	739
Wal-Mart Stores, Inc.	8,200	395
ConAgra Foods, Inc.	14,600	392
Reynolds American Inc.	5,540	361
The Coca-Cola Co.	6,390	334
The Kroger Co.	11,800	332
Kraft Foods Inc.	9,401	331
Carolina Group	4,000	309
Molson Coors Brewing Co. Class B	3,200	296
Corn Products International, Inc.	5,800	264
Kimberly-Clark Corp.	3,770	252
CVS/Caremark Corp.	4,900	179
Archer-Daniels-Midland Co.	4,300	142
Safeway, Inc.	3,600	123
Dean Foods Co.	3,700	118
* Energizer Holdings, Inc.	900	90
Anheuser-Busch Cos., Inc.	1,490	78
General Mills, Inc.	1,200	70
H.J. Heinz Co.	700	33

		5,951

Energy (13.1%)
ExxonMobil Corp.	45,910	3,851
Chevron Corp.	22,890	1,928
ConocoPhillips Co.	17,674	1,387
Occidental Petroleum Corp.	9,320	539
Marathon Oil Corp.	8,500	510
Noble Energy, Inc.	5,300	331
Chesapeake Energy Corp.	9,400	325
Devon Energy Corp.	3,800	298
Apache Corp.	2,500	204
Tesoro Corp.	3,200	183
Anadarko Petroleum Corp.	3,350	174
Hess Corp.	2,800	165
Valero Energy Corp.	2,220	164
ENSCO International, Inc.	2,600	159
Cimarex Energy Co.	1,500	59
Western Refining, Inc.	700	40

		10,317

Financials (33.8%)
Citigroup, Inc.	51,290	2,631
Bank of America Corp.	47,192	2,307
JPMorgan Chase & Co.	36,780	1,782
American International Group, Inc.	20,040	1,403
Wells Fargo & Co.	36,600	1,287
Morgan Stanley	11,090	930
Wachovia Corp.	17,840	914
Fannie Mae	11,330	740
U.S. Bancorp	20,470	674
Merrill Lynch & Co., Inc.	7,700	644
The Goldman Sachs Group, Inc.	2,660	577
Lehman Brothers Holdings, Inc.	6,460	481
Washington Mutual, Inc.	11,190	477
The Allstate Corp.	7,550	464
The Travelers Cos., Inc.	8,500	455
Prudential Financial, Inc.	4,450	433
Ameriprise Financial, Inc.	6,200	394
KeyCorp	11,400	391
Comerica, Inc.	6,000	357
Ambac Financial Group, Inc.	3,900	340
PNC Financial Services Group	4,700	336
Safeco Corp.	5,200	324
Loews Corp.	6,200	316
Everest Re Group, Ltd.	2,900	315
The Chubb Corp.	5,800	314
Axis Capital Holdings Ltd.	7,600	309
Nationwide Financial Services, Inc.	4,800	303
Countrywide Financial Corp.	8,290	301
RenaissanceRe Holdings Ltd.	4,800	298
Regions Financial Corp.	8,800	291
* Arch Capital Group Ltd.	3,900	283
Synovus Financial Corp.	9,000	276
MetLife, Inc.	3,910	252
Capital One Financial Corp.	3,140	246
The Hartford Financial Services Group Inc.	2,500	246
The Bank of New York Co., Inc.	5,770	239
SunTrust Banks, Inc.	2,760	237
Vornado Realty Trust REIT	2,100	231
Boston Properties, Inc. REIT	1,900	194
* Markel Corp.	400	194
Host Hotels & Resorts Inc. REIT	8,300	192
BB&T Corp.	4,350	177
Simon Property Group, Inc. REIT	1,770	165
Freddie Mac	2,670	162
Webster Financial Corp.	3,700	158
CNA Financial Corp.	3,300	157
SL Green Realty Corp. REIT	1,197	148
Fifth Third Bancorp	3,550	141
Sovereign Bancorp, Inc.	6,500	137
Health Care Properties Investors REIT	4,700	136
Jefferies Group, Inc.	4,900	132
Apartment Investment & Management Co. Class A REIT	2,490	126
Regency Centers Corp. REIT	1,700	120
General Growth Properties Inc. REIT	2,200	116
Bank of Hawaii Corp.	2,130	110
Huntington Bancshares Inc.	4,800	109
Public Storage, Inc. REIT	1,400	108
Federal Realty Investment Trust REIT	1,300	100
National City Corp.	2,920	97
Unum Group	3,700	97
Taubman Co. REIT	1,700	84
Northern Trust Corp.	1,300	84
Equity Residential REIT	1,780	81
Colonial Properties Trust REIT	1,900	69
Archstone-Smith Trust REIT	910	54
Compass Bancshares Inc.	700	48
Downey Financial Corp.	700	46
iStar Financial Inc. REIT	1,000	44
XL Capital Ltd. Class A	500	42
Commerce Group, Inc.	1,200	42
CBL & Associates Properties, Inc. REIT	1,100	40
Sky Financial Group, Inc.	1,100	31
Kimco Realty Corp. REIT	612	23
Genworth Financial Inc.	600	21
Avalonbay Communities, Inc. REIT	150	18
Mack-Cali Realty Corp. REIT	300	13
Mellon Financial Corp.	200	9

		26,623

Health Care (6.8%)
Pfizer Inc.	74,920	1,916
Johnson & Johnson	17,190	1,059
* King Pharmaceuticals, Inc.	14,800	303
Wyeth	4,950	284
Merck & Co., Inc.	5,680	283
* Biogen Idec Inc.	4,800	257
McKesson Corp.	4,300	256
Eli Lilly & Co.	3,630	203
* WellPoint Inc.	2,490	199
Aetna Inc.	2,880	142
AmerisourceBergen Corp.	2,454	121
* Boston Scientific Corp.	7,900	121
* Medco Health Solutions, Inc.	1,500	117
* Amgen, Inc.	1,800	100
* Charles River Laboratories, Inc.	700	36

		5,397

Industrials (10.4%)
General Electric Co.	91,150	3,489
Tyco International Ltd.	17,500	591
CSX Corp.	8,100	365
Parker Hannifin Corp.	3,500	343
Northrop Grumman Corp.	4,350	339
Crane Co.	5,900	268
General Dynamics Corp.	3,280	257
Deere & Co.	2,100	254
* Hertz Global Holdings Inc.	9,400	250
* Alliant Techsystems, Inc.	2,300	228
PACCAR, Inc.	2,550	222
Raytheon Co.	3,600	194
United Technologies Corp.	2,700	192
Honeywell International Inc.	2,750	155
Union Pacific Corp.	1,120	129
Waste Management, Inc.	3,200	125
3M Co.	1,400	122
* Allied Waste Industries, Inc.	7,300	98
* United Rentals, Inc.	2,600	85
The Timken Co.	2,200	79
Kennametal, Inc.	900	74
* Gardner Denver Inc.	1,700	72
R.R. Donnelley & Sons Co.	1,600	70
Teleflex Inc.	800	65
Ryder System, Inc.	1,100	59
Textron, Inc.	400	44
GATX Corp.	400	20
* Northwest Airlines Corp.	700	16

		8,205

Information Technology (3.6%)
International Business Machines Corp.	3,860	406
* Xerox Corp.	20,900	386
Motorola, Inc.	18,580	329
* Convergys Corp.	10,800	262
* Cadence Design Systems, Inc.	11,300	248
* Teradyne, Inc.	13,700	241
* Lexmark International, Inc.	4,400	217
* Vishay Intertechnology, Inc.	11,400	180
First Data Corp.	3,700	121
* Avnet, Inc.	2,700	107
* Unisys Corp.	8,900	81
AVX Corp.	3,600	60
* International Rectifier Corp.	1,400	52
* Computer Sciences Corp.	750	44
* Synopsys, Inc.	1,400	37
* Symantec Corp.	1,070	22
Electronic Data Systems Corp.	600	17
* ADC Telecommunications, Inc.	600	11

		2,821

Materials (4.0%)
Nucor Corp.	6,740	395
United States Steel Corp.	3,500	381
Dow Chemical Co.	8,510	376
Alcoa Inc.	7,920	321
E.I. du Pont de Nemours & Co.	6,200	315
Lubrizol Corp.	4,500	290
Celanese Corp. Series A	7,300	283
Ashland, Inc.	4,400	281
Steel Dynamics, Inc.	6,200	260
RPM International, Inc.	6,400	148
* Owens-Illinois, Inc.	2,600	91
International Paper Co.	800	31
Newmont Mining Corp. (Holding Co.)	300	12

		3,184

Telecommunication Services (6.5%)
AT&T Inc.	65,113	2,702
Verizon Communications Inc.	31,540	1,298
Sprint Nextel Corp.	24,620	510
* Qwest Communications International Inc.	37,400	363
Alltel Corp.	2,320	157
Telephone & Data Systems, Inc.	1,100	69
Embarq Corp.	650	41

		5,140

Utilities (6.0%)
FirstEnergy Corp.	7,000	453
Edison International	7,600	427
PG&E Corp.	9,000	408
Consolidated Edison Inc.	7,900	356
Exelon Corp.	4,900	356
Progress Energy, Inc.	7,700	351
Duke Energy Corp.	17,160	314
Constellation Energy Group, Inc.	3,500	305
Southern Co.	7,990	274
Atmos Energy Corp.	8,400	253
American Electric Power Co., Inc.	5,500	248
Dominion Resources, Inc.	2,640	228
Energen Corp.	3,600	198
Pepco Holdings, Inc.	5,900	166
Xcel Energy, Inc.	6,287	129
Vectren Corp.	3,400	92
FPL Group, Inc.	1,500	85
ONEOK, Inc.	1,300	66
Entergy Corp.	200	21

		4,730

Total Common Stocks
(Cost $68,130)		78,805

Temporary Cash Investment (0.1%)

	Face
	Amount
	($000)

U.S. Agency Obligation
1 Federal National Mortgage Assn.
2 5.192%, 7/25/07
(Cost $99)	100	100

Total Investments (100.1%)
(Cost $68,229)		78,905

Other Assets and Liabilities - Net (-0.1%)		(42)

Net Assets (100%)		78,863

*	Non-income-producing security.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	Securities with a value of $100,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2007, the cost of investment securities for tax purposes was $68,229,000. Net unrealized appreciation of investment securities for tax purposes was $10,676,000, consisting of unrealized gains of $11,234,000 on securities that had risen in value since their purchase and $558,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	1	76	-

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 13, 2007

VANGUARD QUANTITATIVE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 13, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.